Organization and Business Description - Schedule of Subsidiaries of the Company (Details)	6 Months Ended
Jun. 30, 2026
HUHUTECH (HK) Limited (“HUHU HK”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Jul. 28, 2021
Jurisdiction of Formation	Hong Kong, PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Wuxi-Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Dec. 10, 2021
Jurisdiction of Formation	PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Aug. 20, 2015
Jurisdiction of Formation	PRC
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Apr. 25, 2022
Jurisdiction of Formation	Japan
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Aspirational Technology Co. (“HUHU USA”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Jan. 30, 2025
Jurisdiction of Formation	USA
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technologies Deutschland GmbH (HUHU “Deutschland”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	May 07, 2025
Jurisdiction of Formation	Germany
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technology Singapore Pte. Ltd (HUHU “Singapore”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Aug. 06, 2025
Jurisdiction of Formation	Singapore
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services